Other Operating Gains/( Losses) - Schedule of Other Operating Gains/(Losses) (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Gains/(Losses) [Line Items]
(Loss)/gain on digital asset payables/receivables		$ (42,101)	$ 10,287
Gain on derivatives	[1]	82,677	1,202
Gain of foreign exchange		6,060	30,474
Gain on other operating activities		62,794	73,440
Total other operating gains		$ 109,430	$ 115,403
Coinshares International Limited [Member]
Schedule of Other Operating Gains/(Losses) [Line Items]
(Loss)/gain on digital asset payables/receivables				$ 48,533,000	$ 160,886,000	$ 51,363,000
Gain on derivatives				152,183,000	(148,689,000)	(83,826,000)
Gain of foreign exchange				11,529,000	6,942,000	3,935,000
Gain on other operating activities				(246,000)	696,000	162,000
Total other operating gains				$ 211,999,000	$ 19,835,000	$ (28,366,000)

[1]	The Group holds perpetual and futures derivative contracts both referencing and settled in digital assets, for the purpose of hedging its liability to holders of the XBT certificate liabilities. Gains on these derivatives increased from $1,202 for the period ended 30 June 2025 to $82,677 for the period ended 30 June 2026. The size of gains on derivatives fluctuates based on the Group’s operational needs and prevailing market conditions.